MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Current Assets
MARKETABLE SECURITIES

NOTE 12. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2010	2011
Available-for-sale securities:
Open-end funds	$3,553	$—
Equity securities	—	42,347

	$3,553	$42,347

All of our Company’s marketable securities – current are classified as available-for-sale. As of December 31, 2010 and 2011, the balances of unrealized gains for marketable securities - current were $521 thousand and $38.8 million, respectively. During 2009, 2010 and 2011, realized gains from the disposal of marketable securities - current amounted to $0, $0, and $535 thousand, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE SECURITIES

NOTE 15. MARKETABLE SECURITIES – NONCURRENT

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2010	2011
Available-for-sale securities
Debt securities	$5,454	$5,454
Equity securities	27,935	1,630

	$33,389	$7,084

Our Company’s marketable securities - noncurrent are invested in convertible preferred shares and publicly-traded common shares and are classified as available-for-sale securities.

The preferred shares are convertible into common shares on 1:1 basis, subject to certain adjustments, and shall be automatically converted upon certain conditions outlined in the agreements. The convertible preferred shares are all redeemable based upon certain agreed-upon conditions.

The embedded conversion options of the convertible preferred shares do not meet the definition of derivative instruments defined in the FASB accounting standards codification and therefore are not bifurcated from the preferred share investment.

We have also considered and determined whether our investments in preferred shares are in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares have substantive redemption rights and thus do not meet the criteria of in-substance common shares, we have accounted for them as debt securities in accordance with the guidance issued by FASB Accounting Standards Codification.

During 2009, 2010 and 2011, realized gains from the disposal of marketable securities — non-current amounted to $0, $0 and $5.8 million, respectively. The costs for calculating gains on disposal were based on the security’s average cost. In December 2011, our Board of Directors authorized management to dispose of a majority of our equity securities in the first half of 2012. Accordingly, we reclassified those marketable securities as current as of December 31, 2011. (See Note 12 “Marketable Securities – Current”, for additional information.) Pursuant to the authorization, in the first quarter of 2012 we have disposed 16 thousand shares of such marketable securities (valued at $566 thousand as of December 31, 2011) with realized gains of $502 thousand.